REVENUE RECOGNITION - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Change in Deferred Revenue
Balance at beginning of period	$ 2,464	$ 2,458
Deferral of revenue	2,284	3,123
Recognition of deferred amounts upon satisfaction of performance obligation	(2,428)	(3,117)
Balance at end of period	$ 2,320	$ 2,464